Consolidated Statement of Profit (Loss) and Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue from contracts with customers	₽ 312,574	₽ 299,113	₽ 276,009
Cost of sales	(177,756)	(160,356)	(146,322)
Gross profit	134,818	138,757	129,687
Selling and distribution expenses	(54,988)	(55,686)	(56,233)
Loss on write-off of non-current assets	(859)	(321)	(1,953)
Impairment of goodwill and other non-current assets	(7,222)	(6,081)	(5,202)
Allowance for expected credit losses on financial assets	(940)	(332)	(758)
Taxes other than income taxes	(4,834)	(4,967)	(5,913)
Administrative and other operating expenses	(17,906)	(15,590)	(18,791)
Other operating income	1,711	1,387	1,853
Total selling, distribution and operating income and (expenses), net	(85,038)	(81,590)	(86,997)
Operating profit	49,780	57,167	42,690
Finance income	34,056	633	1,176
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	(42,052)	(47,610)	(54,240)
Foreign exchange gain (loss), net	(25,775)	4,237	25,947
Share of profit (loss) of associates, net	10	18	(17)
Other income	512	1,495	598
Other expenses	(314)	(220)	(2,003)
Total other income and (expense), net	(33,563)	(41,447)	(28,539)
Profit before tax from continuing operations	16,217	15,720	14,151
Income tax expense	(2,681)	(3,150)	(4,893)
Profit for the period from continuing operations	13,536	12,570	9,258
Discontinued operations
(Loss)profit after tax for the period from discontinued operations, net			(426)
Profit (loss) for the year	13,536	12,570	8,832
Attributable to:
Equity shareholders of Mechel PAO	12,628	11,557	7,126
Non-controlling interests	908	1,013	1,706
Profit (loss) for the year	13,536	12,570	8,832
Other comprehensive income
Other comprehensive (loss) income that way be reclassified to profit or loss in subsequent periods, net of income tax:	(9)	313	430
Exchange differences on translation of foreign operations	(9)	313	430
Other comprehensive income ( loss) not to be reclassified to profit or loss in subsequent periods, net of income tax:	487	145	(23)
Re-measurement of defined benefit plans	487	145	(23)
Other comprehensive income for the period, net of tax	478	458	407
Total comprehensive income (loss) for the year, net of tax	14,014	13,028	9,239
Attributable to:
Equity shareholders of Mechel PAO	13,096	12,012	7,529
Non-controlling interests	918	1,016	1,710
Total comprehensive income (loss) for the year, net of tax	₽ 14,014	₽ 13,028	₽ 9,239
Earnings (loss) per share
Weighted average number of common shares	416,270,745	416,270,745	416,270,745
Basic and diluted, profit for the period attributable to common equity shareholders of Mechel PAO	₽ 30.34	₽ 27.76	₽ 17.12
Earnings per share from continuing operations (Russian rubles per share), basic and diluted	₽ 30.34	₽ 27.76	17.99
Loss per share from discontinued operations (Russian rubles per share)			₽ (0.87)